Net Loss per Share of Common Stock	6 Months Ended
Sep. 30, 2023
Net loss per share
Net Loss per Share of Common Stock

Note 7 - Net Loss per Share of Common Stock

The Company complies with accounting and disclosure requirements FASB ASC Topic 260, “Earnings per Share.” Net loss per share of common stock is computed by dividing net loss by the weighted average number of shares of common stock issued and outstanding for the period. During the three and six months ended September 30, 2023 and 2022, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into shares of common stock and then share in the earnings (loss) of the Company. As a result, diluted loss per share of common stock is the same as basic loss per share of common stock for the period.

DEEP MEDICINE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

	For the Three Months Ended September 30, 2023		For the Three Months Ended September 30, 2022

Numerator:
Net loss		$(270,346)	$(165,559)

Denominator:
Basic and diluted loss per share – Class A		$(0.06)	(0.01)
Basic and diluted loss per share – Class B	$	N/A	$(0.01)
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,391,649	13,270,700
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,162,500

	For the Six Months Ended September 30, 2023		For the Six Months Ended September 30, 2022

Numerator:
Net loss		$(531,911)	$(319,979)

Denominator:
Basic and diluted loss per share – Class A		$(0.12)	(0.02)
Basic and diluted loss per share – Class B	$	N/A	$(0.02)
Denominator for basic and diluted earnings per share – Weighted-average shares of Class A common stock issued and outstanding during the period		4,502,530	13,270,700
Denominator for basic and diluted earnings per share – Weighted-average shares of Class B common stock issued and outstanding during the period		-	3,162,500